Subsidiaries with material non-controlling interest - Statements of cash flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Operating activities	$ (41,666)	$ 233,495	$ (122,885)
Investing activities	205,753	(86,287)	(62,224)
Financing activities	(370,500)	461,332	(35,258)
Increase in cash and cash equivalents in the year	(123,081)	141,550	25,403
Sociedad Minera El Brocal S.A.A
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Operating activities	77,223	104,858	53,304
Investing activities	(62,579)	(37,618)	(24,699)
Financing activities	(23,778)	(57,176)	(1,954)
Increase in cash and cash equivalents in the year	(9,134)	10,064	26,651
Minera La Zanja S.R.L
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Operating activities	0	(50,647)	(5,751)
Investing activities	0	(998)	(825)
Financing activities	0	0	0
Increase in cash and cash equivalents in the year	0	(51,645)	(6,576)
S.M.R.L. Chaupiloma Dos de Cajamarca
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Operating activities	0	10,838	13,738
Investing activities	0	0	0
Financing activities	0	(11,900)	(12,850)
Increase in cash and cash equivalents in the year	0	(1,062)	888
Apu Coropuna S.R.L.
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Operating activities	(85)	(1,227)	(74)
Investing activities	0	0	0
Financing activities	0	0	0
Increase in cash and cash equivalents in the year	$ (85)	$ (1,227)	$ (74)